Label	Element	Value
VIF - Global Franchise Portfolio - Class II | VIF Global Franchise Portfolio
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy, hold and sell Class II shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. The table and the example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Fund Operating Expenses would be higher. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund’s operating expenses remain the same  (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund’s “Adviser” Morgan Stanley Investment Management Inc., and the Fund’s “Sub-Adviser,” Morgan Stanley Investment Management Limited (“MSIM Limited”), seek long-term capital appreciation by investing primarily in equity securities of issuers located throughout the world that they believe have, among other things, sustainable competitive advantages, capable management and financial strength. Under normal market conditions, the Fund invests in securities of issuers from at least three different countries, which may include the United States.
The Adviser and/or Sub-Adviser seek to invest in high quality companies they believe have strong business franchises, strong cash flows, modest capital requirements, strong balance sheets, capable management, and that typically return cash to shareholders. The franchise focus of the Fund is based on the Adviser’s and/or Sub-Adviser’s belief that the intangible assets underpinning a strong business franchise (such as brands and networks) are difficult to create or to replicate and that carefully selected franchise companies can yield above-average potential for long-term capital appreciation.
As an essential and integrated part of the investment process, the Adviser and/or Sub-Adviser assesses relevant factors material to long-term sustainably high returns on operating capital including environmental, social and governance (ESG) factors and seeks to engage with company management teams as part of this. Subject to the Fund’s investment objective the Adviser and/or Sub-Adviser retains discretion over which investments are selected. In exercising this discretion, ESG factors are not the sole determinant of whether an investment can be made or a holding can remain in the Fund’s portfolio, but instead the Adviser and/or Sub-Adviser considers material risks or opportunities in any of the ESG areas which could threaten or enhance high returns on operating capital of a company.
The Adviser and/or Sub-Adviser rely on their research capabilities, analytical resources and judgment to identify and monitor franchise businesses meeting their investment criteria. The Adviser and/or Sub-Adviser believe that the number of issuers with strong business franchises meeting its criteria may be limited and, accordingly, the Fund may concentrate its holdings in a relatively small number of companies and may invest up to 25% of its total assets in a single issuer. The Fund’s equity investments may include convertible securities.
The Fund typically invests in issuers of equity securities with a market capitalization greater than $2 billion. The Adviser and/or Sub-Adviser generally consider selling a portfolio holding when they determine that the holding no longer satisfies their investment criteria or that replacing the holding with another investment should improve the Fund’s valuation and/or quality.
The Fund may utilize foreign currency forward exchange contracts, which are derivatives, in connection with its investments in foreign securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class II shares’ performance from year-to-year and by showing how the Fund’s Class II shares’ average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class II shares’ performance from year-to-year and by showing how the Fund’s Class II shares’ average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance over time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years (Class II)Commenced operations on April 30, 2003
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	High Quarter 06/30/20 15.88% Low Quarter 03/31/20 -13.15%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Class II)(for the calendar periods ended December 31, 2022)
Risk [Text Block]	rr_RiskTextBlock
•
Information Technology Sector Risk. To the extent the Fund invests significantly in the information technology sector, the value of Fund shares may be particularly impacted by events that adversely affect the information technology sector, such as rapid changes in technology product cycles, product obsolescence, government regulation, and competition, and may fluctuate more than that of a fund that does not invest significantly in companies in the technology sector.

VIF - Global Franchise Portfolio - Class II | VIF Global Franchise Portfolio | Equity Securities
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
•
Equity Securities. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic, political conditions and public health conditions. To the extent that the Fund invests in convertible securities, and the convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security. During periods when equity securities experience heightened volatility, such as during periods of market, economic or financial uncertainty or distress, the Fund’s investments in equity securities may be subject to heightened risks.

VIF - Global Franchise Portfolio - Class II | VIF Global Franchise Portfolio | Foreign and Emerging Market Securities
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
•
Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political (including geopolitical), economic and market risks. There also may be greater market volatility, less reliable financial information, less stringent investor protections and disclosure standards, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. When the Fund holds illiquid investments, its portfolio may be harder to value. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. In addition, the Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging market countries. In addition, the Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Fund’s securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. Economic sanctions or other similar measures may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar measures could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities, negatively impact the value or liquidity of  the Fund’s investments, significantly delay or prevent the settlement of the Fund’s securities transactions, force the Fund to sell or otherwise dispose of investments at inopportune times or prices, or impair the Fund’s ability to meet its investment objective or invest in accordance with its investment strategies.

VIF - Global Franchise Portfolio - Class II | VIF Global Franchise Portfolio | Small and Mid Cap Companies
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
•
Small and Mid Cap Companies. Investments in small and mid cap companies may involve greater risks than investments in larger, more established companies. The securities issued by small and mid cap companies may be less liquid and such companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

VIF - Global Franchise Portfolio - Class II | VIF Global Franchise Portfolio | Global Franchise Companies
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
•
Global Franchise Companies.  Changes in the worldwide economy, consumer spending, competition, demographics and consumer preferences, government regulation and economic conditions may adversely affect global franchise companies and may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of companies.

VIF - Global Franchise Portfolio - Class II | VIF Global Franchise Portfolio | ESG Investment Risk
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
•
ESG Investment Risk. The Fund’s adherence to its ESG criteria and application of related analyses when selecting investments may impact the Fund’s performance, including relative to similar funds that do not adhere to such criteria or apply such analyses. Additionally, the Fund’s adherence to its ESG criteria and application of related analyses in connection with identifying and selecting investments may require subjective analysis based on qualitative assessments and may be difficult if data about a particular company is limited. A company’s ESG practices or the Adviser’s assessment of such may change over time.

VIF - Global Franchise Portfolio - Class II | VIF Global Franchise Portfolio | Liquidity
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
•
Liquidity. The Fund may make investments that are illiquid or restricted or that may become illiquid or less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

VIF - Global Franchise Portfolio - Class II | VIF Global Franchise Portfolio | Market and Geopolitical Risk
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund.

VIF - Global Franchise Portfolio - Class II | VIF Global Franchise Portfolio | Active Management Risk
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
•
Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

VIF - Global Franchise Portfolio - Class II | VIF Global Franchise Portfolio | MSCI World Net Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(18.14%)	[1]
5 Years	rr_AverageAnnualReturnYear05	6.14%	[1]
10 Years	rr_AverageAnnualReturnYear10	8.85%	[1]
VIF - Global Franchise Portfolio - Class II | VIF Global Franchise Portfolio | II
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.82%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.87%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.67%	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.20%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	523
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	949
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,136
Annual Return 2013	rr_AnnualReturn2013	19.66%
Annual Return 2014	rr_AnnualReturn2014	4.51%
Annual Return 2015	rr_AnnualReturn2015	6.20%
Annual Return 2016	rr_AnnualReturn2016	5.42%
Annual Return 2017	rr_AnnualReturn2017	25.75%
Annual Return 2018	rr_AnnualReturn2018	(1.77%)
Annual Return 2019	rr_AnnualReturn2019	29.53%
Annual Return 2020	rr_AnnualReturn2020	13.21%
Annual Return 2021	rr_AnnualReturn2021	21.67%
Annual Return 2022	rr_AnnualReturn2022	(17.57%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.88%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.15%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
1 Year	rr_AverageAnnualReturnYear01	(17.57%)
5 Years	rr_AverageAnnualReturnYear05	7.64%
10 Years	rr_AverageAnnualReturnYear10	9.79%

[1]
1	The MSCI World Net Index is a free float-adjusted market capitalization weighted index that is designed to measure the global equity market performance of developed markets. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI World Net Index currently consists of 23 developed market country indices. The performance of the index is listed in U.S. dollars and assumes reinvestment of net dividends. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. It is not possible to invest directly in an index.

[2]
*	The Fund’s “Adviser,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.20% for Class II. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.